Accumulated Other Comprehensive Income (loss) -Schedule Of Accumulated Other Comprehensive Income (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Schedule Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning Balance	¥ 484,348		¥ 419,750
Foreign currency translation adjustments	(552,788)	$ (84,718)	64,598	¥ 401,820
Ending Balance	¥ (68,440)	$ (10,489)	¥ 484,348	¥ 419,750